SCHEDULE OF STOCK WARRANT ACTIVITIES (Details) - Warrant [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Number of Warrants, Outstanding Balance	33,447
Weighted Average Exercise Price, Outstanding Balance	¥ 16,473.9
Number of Warrants, Granted	766	612	22,431
Weighted Average Exercise Price, Granted		¥ 17,200.0	¥ 16,500.0
Weighted Average Remaining Contractual Term, Outstanding Term	7 months 6 days	4 years 9 months 18 days	2 years 8 months 12 days
Number of Warrants, Exercisable	34,213	33,447	22,431
Weighted Average Exercise Price, March 31, 2024	¥ 16,105.0	¥ 16,473.9	¥ 16,500.0
Weighted Average Remaining Contractual Term, Exercisable	3 years 8 months 12 days	3 years 9 months 18 days	2 years 9 months 18 days
Number of Warrants, Granted on February 6, 2025		10,404
Weighted Average Exercise Price, Granted on February 6, 2025		¥ 16,375.0
Weighted Average Remaining Contractual Term, Granted on February 6, 2025		4 years 10 months 24 days
Weighted Average Remaining Contractual Term, Outstanding Term	3 years 8 months 12 days	3 years 9 months 18 days
Number of Warrants, Outstanding Balance	34,213	33,447
Weighted Average Exercise Price, Outstanding Balance	¥ 16,105.0	¥ 16,473.9